Expense Example {- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 85% - Fidelity Asset Manager 85%	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894